SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2017
Summary Of Significant Accounting Policies Tables
Estimated useful lives
Furniture and fixtures	2 - 10 years
Office equipment	2 - 5 years
Leasehold improvements	3 - 10 years
Automobiles	3 - 5 years
Camera systems	3 years

Assumptions for options granted
Nine months ended September 30, 2017
Risk-free interest rate	1.00% - 1.99%
Expected term	.3 – 6 years
Volatility	70%
Dividend yield	0%
Estimated annual forfeiture rate at time of grant	0% - 30%